CHANGES IN EQUITY (Details 6) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance, value	R$ 99,580.5	R$ 80,143.8	R$ 83,327.8
Gains/(losses) on cumulative translation adjustments ("CTA")	(8,952.0)	8,363.8	(9,334.4)
Cash flow hedges	(895.1)	551.2	(212.1)
Actuarial gains/(losses)	(0.5)	77.0	(12.5)
Total comprehensive income	6,140.8	23,838.9	5,401.4
Gains/(losses) on controlling interest	10.0	8.0	(2.6)
Tax on deemed dividends	61.7	17.3	12.4
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting
Effect related to the sale of a subsidiary	(44.7)
Ending balance, value	88,774.8	99,580.5	80,143.8
Carrying Value Adjustments Translation Reserves [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	6,122.0	(2,458.4)	6,754.0
Gains/(losses) on cumulative translation adjustments ("CTA")	(8,835.3)	8,194.7	(9,212.4)
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income	(8,835.3)	8,194.7	(9,212.4)
Options granted on subsidiaries
Gains/(losses) on controlling interest		385.7
Tax on deemed dividends
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting
Effect related to the sale of a subsidiary
Ending balance, value	(2,713.3)	6,122.0	(2,458.4)
Carrying Value Adjustments Cash Flow Hedge [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	1,248.8	697.8	908.6
Gains/(losses) on cumulative translation adjustments ("CTA")
Cash flow hedges	(898.2)	551.6	(210.8)
Actuarial gains/(losses)
Total comprehensive income	(898.2)	551.6	(210.8)
Options granted on subsidiaries
Gains/(losses) on controlling interest		(0.6)
Tax on deemed dividends
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting
Effect related to the sale of a subsidiary
Ending balance, value	350.6	1,248.8	697.8
Carrying Value Adjustments Actuarial Gainslosses [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	(602.5)	(678.2)	(665.0)
Gains/(losses) on cumulative translation adjustments ("CTA")
Cash flow hedges
Actuarial gains/(losses)	(0.4)	76.9	(13.2)
Total comprehensive income	(0.4)	76.9	(13.2)
Options granted on subsidiaries
Gains/(losses) on controlling interest		(1.2)
Tax on deemed dividends
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting
Effect related to the sale of a subsidiary	(11.5)
Ending balance, value	(614.4)	(602.5)	(678.2)
Carrying Value Adjustments Put Option Granted On Subsidiary [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value			(6.7)
Gains/(losses) on cumulative translation adjustments ("CTA")
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income
Options granted on subsidiaries			6.7
Gains/(losses) on controlling interest
Tax on deemed dividends
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting
Effect related to the sale of a subsidiary
Ending balance, value
Carrying Value Adjustments Gains Losses Of Noncontrolling Interests Share [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	73.8	(68.9)	(66.3)
Gains/(losses) on cumulative translation adjustments ("CTA")
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income
Options granted on subsidiaries
Gains/(losses) on controlling interest	11.7	142.7	(2.6)
Tax on deemed dividends
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting
Effect related to the sale of a subsidiary
Ending balance, value	85.5	73.8	(68.9)
Carrying Value Adjustments Other Movement [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	(94.1)	(76.8)	(64.4)
Gains/(losses) on cumulative translation adjustments ("CTA")
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income
Options granted on subsidiaries
Gains/(losses) on controlling interest
Tax on deemed dividends	(61.7)	(17.3)	(12.4)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting
Effect related to the sale of a subsidiary
Ending balance, value	(155.8)	(94.1)	(76.8)
Carrying Value Adjustments Business Combination [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	156.1	156.1	156.1
Gains/(losses) on cumulative translation adjustments ("CTA")
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income
Options granted on subsidiaries
Gains/(losses) on controlling interest
Tax on deemed dividends
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting
Effect related to the sale of a subsidiary
Ending balance, value	156.1	156.1	156.1
Carrying Value Adjustments Accounting Adjustments For Transactions Between Shareholders [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	(75,461.4)	(75,449.6)	(75,437.8)
Gains/(losses) on cumulative translation adjustments ("CTA")
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income
Options granted on subsidiaries
Gains/(losses) on controlling interest
Tax on deemed dividends
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	(118.0)	(11.8)	(11.8)
Effect related to the sale of a subsidiary
Ending balance, value	(75,473.2)	(75,461.4)	(75,449.6)
Carrying Value Adjustment [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	(68,557.3)	(77,878.0)	(68,421.5)
Gains/(losses) on cumulative translation adjustments ("CTA")	(8,835.3)	8,194.7	(9,212.4)
Cash flow hedges	(898.2)	551.6	(210.8)
Actuarial gains/(losses)	(0.4)	76.9	(13.2)
Total comprehensive income	(9,733.9)	8,823.2	(9,436.4)
Options granted on subsidiaries			6.7
Gains/(losses) on controlling interest	11.7	526.6	(2.6)
Tax on deemed dividends	(61.7)	(17.3)	(12.4)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	(11.8)	(11.8)	(11.8)
Effect related to the sale of a subsidiary	(11.5)
Ending balance, value	R$ (78,364.5)	R$ (68,557.3)	R$ (77,878.0)